SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 4	-	SUBSEQUENT EVENTS

A.	On July 17, 2023, the Company announced the signing of an exclusive commercialization agreement with Elbit Systems Land Ltd. (“Elbit”), a subsidiary of Elbit Systems Ltd. (Nasdaq and TASE: ESLT), for the integration, marketing, and licensing of the Company’s image processing software solution. The Company expects revenues of up to $4 million, over a contractual period of five years, with minimum guaranteed revenues of $1 million over that time period. The Company expects that it will start recognizing initial revenues from its agreement with Elbit during the second half of 2023.

B.	On July 27, 2023, the Company convened an annual and extraordinary general meeting of shareholders (“the annual meeting”) which approved the Company to issue options to purchase 800,000 Ordinary Shares to its two of its directors at an exercise price of NIS 0.5 ($0.13). The options shall vest over a period of three years until fully vested. Also, the annual meeting approved a decrease in the exercise price of all options previously granted to all members of the Board of Directors, to the Company’s Chief Executive Officer, VP Human Resources and employees of the Company’s significant shareholder, Magna B.S.P Ltd., to NIS 0.5 ($0.13), (“Repricing”). The Repricing amounted to $101 which will vest over the reminding vesting period of each option.

C.	On January 22, 2021, the Company entered into a sales agreement, pursuant to which the Company can sell from time to time, ADSs, in the aggregated amount of up to $60,000 (the “January 2021 Sales Agreement”). Sales under the January 2021 Sales Agreement were made by any method permitted by law that is deemed to be an “at the market” offering as defined in Rule 415 promulgated under the Securities Act. On May 19, 2023, the aggregate offering price was reduced to $14,000 due to applicable securities law restrictions resulting from a decrease in the value of the public float of the Company’s ADSs. During August 2023 the Company issued a total of 26,950 ADSs (808,500 Ordinary Shares) at an average of $3.071 per ADS. After deducting closing costs and fees, the Company received net proceeds of approximately $80, net of issuance expenses.

D.	During August 2023, Eye-Net Mobile and Pango Pay & Go Ltd. (“Pango”) have agreed to postpone the integration process of Eye-Net™ Protect products into Pango’s application to the second quarter of 2024 due to internal changes in Pango.